Non Voting Preferred Stock	3 Months Ended
May 31, 2012
Equity:
Preferred Stock

NOTE 10. NON VOTING CONVERTIBLE PREFERRED STOCK

On March 27, 2012 the company issued to Southridge 75,000 shares of its nonvoting convertible preferred stock to Southridge in accordance with the terms of an Equity Purchase Agreement entered into by and between the Company and Southridge which was terminated at the Company’s option on June 1, 2012 (“February Purchase Agreement”).

Non Voting Convertible Preferred Stock is convertible at the option of the holder into shares of the Company’s common stock at a conversion price equal to seventy percent (70%) of the lowest Closing Price for the five (5) trading days immediately preceding written receipt by the Company of the holder’s intent to convert.

“CLOSING PRICE" shall mean the closing bid price for the Company’s common stock on the Principal Market on a Trading Day as reported by Bloomberg Finance L.P.

“PRINCIPAL MARKET" shall mean the principal trading exchange or market for the Company’s common stock.

“TRADING DAY” shall mean a day on which the Principal Market shall be open for business.

The issuance of 75,000 shares of the Company’s nonvoting convertible preferred stock to Southridge resulted in recognition of a beneficial conversion feature in the amount of $32,142.Accordingly, the Company recorded a deemed dividend on the 75,000 shares of the Company’s nonvoting convertible preferred stock of $32,142.